BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions, $ in Trillions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) year	Dec. 31, 2018 USD ($) year	Jun. 06, 2019 USD ($)	Jun. 06, 2019 COP ($)
Disclosure of detailed information about borrowings [line items]
Principal value			$ 333	$ 1.1
Non-recourse borrowings	$ 8,243	$ 7,895
Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Interest rate	5.80%	5.70%
Borrowings Term | year	10	10
Principal value	$ 8,914	$ 8,465
Add: Unamortized premium	1	1
Less: Unamortized financing fees	(75)	(76)
Less: Current portion	(597)	(495)
Non-recourse borrowings	8,243	7,895
Estimated fair value	$ 9,521	$ 8,702
Non-recourse borrowing | Hydro
Disclosure of detailed information about borrowings [line items]
Interest rate	6.10%	6.10%
Borrowings Term | year	9	9
Principal value	$ 6,689	$ 6,318
Estimated fair value	$ 7,168	$ 6,517
Non-recourse borrowing | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate	4.90%	4.70%
Borrowings Term | year	11	11
Principal value	$ 1,990	$ 1,914
Estimated fair value	$ 2,113	$ 1,957
Non-recourse borrowing | Solar
Disclosure of detailed information about borrowings [line items]
Interest rate	5.90%	6.00%
Borrowings Term | year	6	7
Principal value	$ 143	$ 142
Estimated fair value	$ 143	$ 133
Non-recourse borrowing | Storage and other
Disclosure of detailed information about borrowings [line items]
Interest rate	4.10%	4.10%
Borrowings Term | year	4	5
Principal value	$ 92	$ 91
Estimated fair value	$ 97	$ 95